SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
SHARE-BASED COMPENSATION
Summary of restricted share units activities

		Weighted-Average
		Grant-Date
	Number of RSUs	Fair Value
		US$
Unvested as of December 31, 2022	3,203,830	1.48
Granted	909,842	0.90
Vested	(1,349,098)	1.62
Forfeited	(604,826)	1.42
Unvested as of December 31, 2023	2,159,748	1.17
Granted	1,794,136	2.18
Vested	(2,228,986)	1.94
Forfeited	(572,112)	1.47
Unvested as of December 31, 2024	1,152,786	1.12